UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Opportunistic Midcap Value Fund

November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.9%
Automobiles & Components - 1.0%
Visteon	83,207	[a]	10,957,530
Banks - 2.0%
KeyCorp	1,176,526		22,330,463
Capital Goods - 4.1%
Fluor	200,811		9,721,261
Middleby	85,546	[a]	10,908,826
PACCAR	349,575		24,585,610
			45,215,697
Commercial & Professional Services - 1.3%
Nielsen Holdings	396,422		14,556,616
Consumer Durables & Apparel - .3%
Newell Brands	92,218		2,855,991
Diversified Financials - 22.1%
Ally Financial	1,303,540		35,013,084
E*TRADE Financial	884,152	[a]	42,563,077
Eaton Vance	329,816		18,232,228
Franklin Resources	383,289		16,615,578
Leucadia National	1,406,386		37,002,016
Raymond James Financial	185,571		16,385,919
SLM	2,783,878	[a]	32,209,468
Synchrony Financial	820,329		29,441,608
TD Ameritrade Holding	307,457		15,732,575
			243,195,553
Energy - 6.6%
Andeavor	302,812		31,937,582
Cabot Oil & Gas	640,514		18,542,880
Pioneer Natural Resources	141,708		22,112,116
			72,592,578
Exchange-Traded Funds - 1.3%
SPDR S&P MidCap 400 ETF Trust	41,475		14,346,617
Food & Staples Retailing - 1.3%
US Foods Holding	493,535	[a]	14,371,739
Food, Beverage & Tobacco - 1.2%
Archer-Daniels-Midland	343,250		13,688,810
Health Care Equipment & Services - 4.2%
Boston Scientific	359,964	[a]	9,459,854
Dentsply Sirona	159,057		10,658,410
Zimmer Biomet Holdings	225,777		26,438,487
			46,556,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Insurance - .5%
Athene Holding, Cl. A	112,736		5,419,220
Materials - 11.6%
Eagle Materials	19,493		2,181,852
Freeport-McMoRan	2,007,539	[a]	27,944,943
Huntsman	693,439		22,162,310
International Paper	445,058		25,194,733
Newmont Mining	375,694		13,896,921
Westlake Chemical	368,864		36,122,852
			127,503,611
Media - 2.6%
Sinclair Broadcast Group, Cl. A	853,809		29,072,196
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Alexion Pharmaceuticals	226,595	[a]	24,882,397
Jazz Pharmaceuticals	270,403	[a]	37,786,115
Sage Therapeutics	150,489	[a]	13,906,689
			76,575,201
Semiconductors & Semiconductor Equipment - 5.3%
Maxim Integrated Products	525,408		27,494,601
Microsemi	433,795	[a]	22,926,066
Teradyne	200,264		8,104,684
			58,525,351
Software & Services - 11.6%
DXC Technology	207,377		19,937,225
eBay	129,854	[a]	4,502,038
First Data, Cl. A	2,209,672	[a]	36,349,104
Micro Focus International, ADR	236,022	[a]	7,906,737
Nuance Communications	1,572,539	[a]	24,437,256
Teradata	907,996	[a]	34,512,928
			127,645,288
Technology Hardware & Equipment - 8.9%
Ciena	844,573	[a]	18,369,463
Lumentum Holdings	173,100	[a]	9,356,055
NetApp	248,446		14,039,683
Viavi Solutions	2,250,298	[a]	21,085,292
Xerox	635,130		18,837,956
Zebra Technologies, Cl. A	151,158	[a]	16,675,751
			98,364,200
Transportation - 7.1%
J.B. Hunt Transport Services	167,387		18,603,391
Knight-Swift Transportation Holdings	715,695		30,545,863
Southwest Airlines	483,446		29,330,669
			78,479,923
Total Common Stocks (cost $928,600,425)			1,102,253,335

Other Investment - .7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $8,004,084)	8,004,084 [b]	8,004,084
Total Investments (cost $936,604,509)	100.6%	1,110,257,419
Liabilities, Less Cash and Receivables	(.6%)	(6,936,556)
Net Assets	100.0%	1,103,320,863

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,079,999,981	-	-	1,079,999,981
Equity Securities—
Foreign Common
Stocks†	7,906,737	-	-	7,906,737
Exchange-Traded
Funds	14,346,617	-	-	14,346,617
Registered Investment
Company	8,004,084	-	-	8,004,084

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards

Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $173,652,910, consisting of $185,696,243 gross unrealized appreciation and $12,043,333 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - 1.1%
Visteon	88,062		11,596,885
Banks - 14.9%
Ameris Bancorp	176,065	[a]	8,732,824
Atlantic Capital Bancshares	496,943	[b]	8,547,420
Banner	302,880	[a]	17,442,859
FCB Financial Holdings, Cl. A	288,588	[b]	15,251,876
First Interstate BancSystem, Cl. A	443,470		17,605,759
First Merchants	182,276		7,983,689
Great Western Bancorp	435,225	[a]	17,983,497
MGIC Investment	1,746,407	[b]	25,532,470
Midland States Bancorp	156,710		5,210,608
SVB Financial Group	66,392	[b]	15,113,475
Union Bankshares	472,221		17,798,010
Univest Corporation of Pennsylvania	207,852	[a]	5,840,641
			163,043,128
Capital Goods - 2.6%
Simpson Manufacturing	299,518	[a]	17,962,094
Tennant	151,815	[a]	9,989,427
			27,951,521
Commercial & Professional Services - 1.4%
Deluxe	146,974	[a]	10,449,851
Knoll	243,235		5,295,226
			15,745,077
Consumer Durables & Apparel - 2.4%
G-III Apparel Group	846,101	[b]	26,059,911
Consumer Services - 5.9%
Houghton Mifflin Harcourt	1,651,957	[a,b]	16,106,581
Pinnacle Entertainment	346,471	[a,b]	10,629,730
Planet Fitness, Cl. A	1,070,528	[b]	34,652,991
Zoe's Kitchen	213,934	[a,b]	3,418,665
			64,807,967
Diversified Financials - 9.9%
Cannae Holdings	521,543	[a,b]	9,497,298
Capitol Investment Corp. IV	679,597		6,836,746
Donnelley Financial Solutions	619,119	[b]	12,630,028
Green Dot, Cl. A	271,221	[b]	16,761,458
Investment Technology Group	591,609		10,643,046
Landcadia Holdings	301,090	[b]	3,191,554
Raymond James Financial	167,534		14,793,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Diversified Financials - 9.9% (continued)
SLM	2,528,749	[b]	29,257,626
TPG Pace Holdings	471,627		4,867,191
			108,478,199
Energy - 4.6%
Arch Coal, Cl. A	163,984	[a]	13,538,519
Ardmore Shipping	378,216	[a,b]	3,006,817
GasLog	293,053	[a]	5,274,954
Oasis Petroleum	594,165	[a,b]	6,078,308
Scorpio Tankers	2,955,964	[a]	9,163,488
Select Energy Services, Cl. A	831,293	[a]	13,699,709
			50,761,795
Food & Staples Retailing - .5%
US Foods Holding	177,829	[b]	5,178,381
Health Care Equipment & Services - 2.6%
AxoGen	307,645	[a,b]	8,214,122
Evolent Health, Cl. A	481,512	[a,b]	6,187,429
HMS Holdings	812,348	[a,b]	13,428,112
			27,829,663
Materials - 6.2%
Alamos Gold, Cl. A	213,107		1,348,967
Cabot	346,908		21,244,646
IAMGOLD	474,052	[b]	2,574,102
Methanex	257,715	[a]	13,723,324
OMNOVA Solutions	1,045,045	[b]	11,181,982
US Concrete	220,034	[a,b]	17,789,749
			67,862,770
Media - 4.2%
Nexstar Media Group, Cl. A	338,122	[a]	22,958,484
Sinclair Broadcast Group, Cl. A	660,928	[a]	22,504,598
			45,463,082
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
Flexion Therapeutics	622,892	[a,b]	16,139,132
Revance Therapeutics	768,367	[a,b]	21,322,184
Sage Therapeutics	320,895	[a,b]	29,653,907
TherapeuticsMD	5,144,575	[b]	32,410,823
			99,526,046
Retailing - 1.6%
Lithia Motors, Cl. A	153,397	[a]	17,991,934
Semiconductors & Semiconductor Equipment - 2.4%
Microsemi	271,380	[b]	14,342,433
Teradyne	284,564		11,516,305
			25,858,738
Software & Services - 5.6%
Acxiom	844,032	[b]	22,999,872

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Software & Services - 5.6% (continued)
CommVault Systems	208,648	[b]	11,246,127
Envestnet	60,457	[b]	2,971,462
Talend, ADR	452,765	[b]	18,097,017
Teradata	155,643	[a,b]	5,915,990
			61,230,468
Technology Hardware & Equipment - 11.6%
Ciena	1,286,200	[a,b]	27,974,850
Infinera	2,979,659	[a,b]	21,572,731
Methode Electronics	324,512		15,284,515
Sierra Wireless	675,408	[b]	15,230,450
VeriFone Systems	851,607	[b]	14,766,865
Viavi Solutions	3,434,992	[a,b]	32,185,875
			127,015,286
Transportation - 11.4%
Avis Budget Group	895,084	[a,b]	34,102,700
Covenant Transportation Group, Cl. A	76,724	[a,b]	2,298,651
Knight-Swift Transportation Holdings	949,987	[a]	40,545,445
SkyWest	270,401	[a]	14,074,372
Werner Enterprises	888,716	[a]	33,948,951
			124,970,119
Utilities - .9%
Dynegy	774,724	[b]	9,397,402
Total Common Stocks (cost $854,937,732)			1,080,768,372

Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $11,123,254)	11,123,254	[c]	11,123,254

Investment of Cash Collateral for Securities Loaned - 14.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $152,464,796)	152,464,796	[c]	152,464,796

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $1,018,525,782)	113.9%	1,244,356,422
Liabilities, Less Cash and Receivables	(13.9%)	(152,127,409)
Net Assets	100.0%	1,092,229,013
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $202,665,758 and the value of the collateral held by the fund was $205,458,604, consisting of cash collateral of $152,464,796 and U.S. Government & Agency securities valued at $52,993,808.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,021,512,741	-	-	1,021,512,741
Equity Securities—
Foreign Common
Stocks†	59,255,631	-	-	59,255,631
Registered Investment
Companies	163,588,050	-	-	163,588,050

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $225,830,640, consisting of $244,399,103 gross unrealized appreciation and $18,568,463 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - 1.0%
Goodyear Tire & Rubber	578,682		18,731,936
Banks - 16.2%
Bank of America	2,638,903		74,337,898
BB&T	451,689		22,322,470
Citigroup	911,061		68,785,105
JPMorgan Chase & Co.	887,408		92,751,884
PNC Financial Services Group	212,941		29,930,987
SunTrust Banks	338,611		20,868,596
			308,996,940
Capital Goods - 9.6%
General Dynamics	89,516		18,544,135
Honeywell International	170,003		26,513,668
L3 Technologies	110,969		22,037,334
Northrop Grumman	46,002		14,141,015
Quanta Services	527,586	[a]	19,995,509
Raytheon	230,231		44,008,656
United Technologies	308,954		37,522,463
			182,762,780
Consumer Services - .5%
Las Vegas Sands	138,277		9,581,213
Diversified Financials - 12.0%
American Express	246,106		24,047,017
Ameriprise Financial	114,530		18,694,732
Berkshire Hathaway, Cl. B	469,428	[a]	90,604,298
Goldman Sachs Group	100,469		24,880,143
Raymond James Financial	160,506		14,172,680
Synchrony Financial	678,309		24,344,510
Voya Financial	697,421		30,826,008
			227,569,388
Energy - 11.3%
Anadarko Petroleum	365,029		17,554,245
EOG Resources	420,720		43,048,070
Hess	611,683		28,064,016
Occidental Petroleum	938,119		66,137,390
Phillips 66	463,074		45,177,499
Schlumberger	225,730		14,187,131
			214,168,351
Exchange-Traded Funds - .4%
iShares Russell 1000 Value ETF	68,833		8,468,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Food, Beverage & Tobacco - 5.9%
Coca-Cola	411,230		18,821,997
Coca-Cola European Partners	353,880		13,797,781
Conagra Brands	670,270		25,021,179
Kellogg	323,578		21,407,920
Kraft Heinz	233,567		19,005,347
Mondelez International, Cl. A	327,312		14,054,777
			112,109,001
Health Care Equipment & Services - 6.2%
Abbott Laboratories	493,185		27,800,838
Aetna	104,542		18,836,378
AmerisourceBergen	105,002		8,906,270
Anthem	42,164		9,906,853
Boston Scientific	312,822	[a]	8,220,962
Express Scripts Holding	146,358	[a]	9,539,614
Humana	57,132		14,903,454
UnitedHealth Group	84,896		19,370,720
			117,485,089
Insurance - 5.1%
Allstate	211,250		21,686,925
American International Group	295,632		17,726,095
Athene Holding, Cl. A	102,223		4,913,860
Hartford Financial Services Group	373,000		21,425,120
Prudential Financial	277,792		32,179,425
			97,931,425
Materials - 6.9%
CF Industries Holdings	726,457		27,220,344
DowDuPont	510,064		36,704,205
Freeport-McMoRan	638,478	[a]	8,887,614
Martin Marietta Materials	61,430		12,801,398
Newmont Mining	500,065		18,497,404
Packaging Corporation of America	120,090		14,242,674
Vulcan Materials	110,162		13,841,855
			132,195,494
Media - 2.2%
Comcast, Cl. A	490,490		18,412,995
Omnicom Group	196,183		14,015,314
Twenty-First Century Fox, Cl. A	296,034		9,455,326
			41,883,635
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
AbbVie	98,645		9,560,673
Biogen	27,200	[a]	8,763,024
Bristol-Myers Squibb	150,125		9,486,399
Gilead Sciences	113,372		8,477,958
Johnson & Johnson	412,681		57,498,844

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
(continued)
Pfizer	1,183,416		42,910,664
			136,697,562
Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments	266,533		25,930,996
Software & Services - 2.9%
Alphabet, Cl. A	8,856	[a]	9,176,322
Oracle	728,672		35,748,648
Teradata	252,291	[a]	9,589,581
			54,514,551
Technology Hardware & Equipment - 6.3%
Apple	174,004		29,902,587
Cisco Systems	1,846,644		68,879,821
Harris	143,757		20,772,887
			119,555,295
Telecommunication Services - 3.6%
AT&T	947,390		34,466,048
Verizon Communications	663,086		33,744,447
			68,210,495
Transportation - 1.1%
Delta Air Lines	410,853		21,742,341
Total Common Stocks (cost $1,523,379,527)			1,898,535,016

Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,333,621)	6,333,621	[b]	6,333,621
Total Investments (cost $1,529,713,148)	100.1%		1,904,868,637
Liabilities, Less Cash and Receivables	(.1%)		(2,111,508)
Net Assets	100.0%		1,902,757,129
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.2
Diversified Financials	12.0
Energy	11.3
Capital Goods	9.6
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Materials	6.9
Technology Hardware & Equipment	6.3
Health Care Equipment & Services	6.2
Food, Beverage & Tobacco	5.9
Insurance	5.1
Telecommunication Services	3.6
Software & Services	2.9
Media	2.2
Semiconductors & Semiconductor Equipment	1.4
Transportation	1.1
Automobiles & Components	1.0
Consumer Services	.5
Exchange-Traded Funds	.4
Money Market Investment	.3
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,876,268,711	-	-	1,876,268,711
Equity Securities—
Foreign Common
Stocks†	13,797,781	-	-	13,797,781
Exchange-Traded
Funds	8,468,524	-	-	8,468,524
Registered Investment
Company	6,333,621	-	-	6,333,621

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $375,155,489, consisting of $385,293,265 gross unrealized appreciation and $10,137,776 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Automobiles & Components - 2.5%
Dana	11,100		366,744
Lear	5,600		1,012,984
Visteon	31,195	[a]	4,108,070
			5,487,798
Banks - 7.9%
Cathay General Bancorp	81,110		3,519,363
Comerica	45,000		3,748,950
East West Bancorp	85,430		5,257,362
First Horizon National	209,265		4,057,648
Synovus Financial	4,600		228,298
UMB Financial	8,600		646,376
			17,457,997
Capital Goods - 11.7%
Curtiss-Wright	37,500		4,657,500
Donaldson	79,200		3,952,080
GATX	4,035		254,810
Jacobs Engineering Group	23,400		1,535,742
KLX	39,800	[a]	2,233,178
Lennox International	16,790		3,521,535
Owens Corning	31,650		2,796,277
Spirit AeroSystems Holdings, Cl. A	31,955		2,692,209
Terex	10,400		486,304
Toro	39,930		2,605,433
Woodward	12,100		935,935
			25,671,003
Commercial & Professional Services - 1.2%
Deluxe	2,980		211,878
MSA Safety	28,500		2,451,000
			2,662,878
Consumer Durables & Apparel - 6.8%
Brunswick	55,820		3,089,637
Deckers Outdoor	20,100	[a]	1,502,073
KB Home	72,100		2,261,056
NVR	1,300	[a]	4,517,500
Toll Brothers	70,300		3,538,199
			14,908,465
Consumer Services - .7%
Royal Caribbean Cruises	12,400		1,536,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Diversified Financials - 3.2%
Discover Financial Services	24,300		1,715,580
Eaton Vance	91,730		5,070,834
SEI Investments	2,765		194,545
			6,980,959
Energy - 1.4%
HollyFrontier	35,900		1,596,832
Marathon Petroleum	25,300		1,584,539
			3,181,371
Food, Beverage & Tobacco - 2.4%
Conagra Brands	90,900		3,393,297
Ingredion	13,790		1,909,639
			5,302,936
Health Care Equipment & Services - 5.7%
Halyard Health	45,710	[a]	2,218,763
Masimo	32,300	[a]	2,869,532
Varian Medical Systems	17,100	[a]	1,910,925
WellCare Health Plans	25,440	[a]	5,418,466
			12,417,686
Household & Personal Products - 2.2%
Church & Dwight	23,710		1,116,504
Edgewell Personal Care	64,700	[a]	3,751,953
			4,868,457
Insurance - 7.2%
CNO Financial Group	147,940		3,729,567
Old Republic International	199,670		4,187,080
Primerica	45,655		4,748,120
Reinsurance Group of America	19,250		3,119,462
			15,784,229
Materials - 6.6%
Chemours	46,200		2,374,680
FMC	2,400		226,560
Freeport-McMoRan	14,100	[a]	196,272
Greif, Cl. A	15,700		856,749
Louisiana-Pacific	149,700	[a]	4,133,217
Owens-Illinois	78,130	[a]	1,892,309
Sensient Technologies	2,600		201,578
Westlake Chemical	37,700		3,691,961
Worthington Industries	22,580		939,328
			14,512,654
Media - 1.4%
John Wiley & Sons, Cl. A	24,100		1,425,515
Meredith	23,300		1,587,895
			3,013,410

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Catalent	9,200	[a]	366,068
Charles River Laboratories International	34,440	[a]	3,588,648
INC Research Holdings, Cl. A	7,300	[a]	279,590
Mettler-Toledo International	3,605	[a]	2,268,302
United Therapeutics	18,410	[a]	2,393,116
Waters	2,100	[a]	414,057
			9,309,781
Real Estate - 6.8%
First Industrial Realty Trust	120,710	[b]	3,929,110
Kilroy Realty	54,860	[b]	4,135,347
Lamar Advertising, Cl. A	49,915	[b]	3,755,105
Potlatch	14,000	[b]	722,400
Tanger Factory Outlet Centers	67,940	[b]	1,701,218
Urban Edge Properties	8,600	[b]	219,730
Weingarten Realty Investors	11,195	[b]	368,875
			14,831,785
Retailing - 3.1%
Best Buy	14,300		852,423
Big Lots	73,580		4,348,578
Burlington Stores	9,560	[a]	1,016,897
Office Depot	36,900		120,663
The Michaels Companies	21,240	[a]	458,784
			6,797,345
Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic	62,000	[a]	3,424,880
ON Semiconductor	162,200	[a]	3,256,976
			6,681,856
Software & Services - 9.5%
CDK Global	24,150		1,668,524
Citrix Systems	18,695	[a]	1,638,243
Convergys	100,390		2,477,625
CoreLogic	8,360	[a]	364,580
DST Systems	28,070		1,756,621
Fair Isaac	18,120		2,845,927
Manhattan Associates	76,500	[a]	3,392,775
MAXIMUS	57,200		3,951,376
Science Applications International	28,500		2,114,700
VeriSign	6,380	[a]	734,338
			20,944,709
Technology Hardware & Equipment - 7.7%
Belden	18,240		1,544,746
Dolby Laboratories, Cl. A	12,690		789,064
F5 Networks	7,100	[a]	952,820
Jabil Circuit	63,000		1,817,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Technology Hardware & Equipment - 7.7% (continued)
Juniper Networks	120,700		3,350,632
NCR	92,980	[a]	2,909,344
Tech Data	2,900	[a]	280,430
Vishay Intertechnology	143,100		3,133,890
Western Digital	26,300		2,074,018
			16,852,494
Utilities - 2.9%
FirstEnergy	9,525		325,184
MDU Resources Group	162,260		4,535,167
New Jersey Resources	31,600		1,409,360
			6,269,711
Total Common Stocks (cost $172,230,030)			215,473,636

Other Investment - 2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,339,700)	4,339,700	[c]	4,339,700
Total Investments (cost $176,569,730)	100.1%		219,813,336
Liabilities, Less Cash and Receivables	(.1%)		(190,800)
Net Assets	100.0%		219,622,536

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	215,473,636	-	-	215,473,636
Registered Investment
Company	4,339,700	-	-	4,339,700

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2017, accumulated net unrealized appreciation on investments was $43,243,606, consisting of $45,871,221 gross unrealized appreciation and $2,627,615 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Communications Equipment - 14.0%
Apple	101,843		17,501,720
Arista Networks	18,896	[a]	4,405,036
Cisco Systems	254,599		9,496,543
Lumentum Holdings	46,067	[a,b]	2,489,921
Verizon Communications	169,612		8,631,555
			42,524,775
Electronic Equipment & Instruments - 7.5%
Amphenol, Cl. A	64,698		5,860,992
BYD, Cl. H	317,000		2,832,730
Corning	215,474		6,979,203
Tesla	22,711	[a,b]	7,014,292
			22,687,217
Internet & Catalog Retail - 11.2%
Amazon. com	12,932	[a]	15,217,731
Netflix	53,235	[a]	9,985,821
Priceline Group	5,081	[a]	8,839,467
			34,043,019
Internet Software & Services - 14.9%
Alphabet, Cl. A	2,914	[a]	3,019,399
Alphabet, Cl. C	12,745	[a]	13,017,870
Facebook, Cl. A	71,448	[a]	12,659,157
Splunk	86,093	[a]	6,895,188
Tencent Holdings	186,100		9,606,314
			45,197,928
IT Services - 3.7%
Visa, Cl. A	101,229	[b]	11,397,373
Semiconductors & Semiconductor Equipment - 16.7%
Applied Materials	165,209		8,718,079
Broadcom	43,326		12,042,028
Lam Research	43,484		8,363,278
Microchip Technology	66,075	[b]	5,747,864
NVIDIA	39,257		7,879,272
Texas Instruments	84,289		8,200,477
			50,950,998
Software - 13.2%
Adobe Systems	58,968	[a]	10,700,923
Oracle	212,567		10,428,537
salesforce.com	105,015	[a]	10,955,165

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Software - 13.2% (continued)
ServiceNow	66,606	[a]	8,192,538
			40,277,163
Software & Services - 16.4%
Activision Blizzard	111,891		6,981,998
eBay	158,000	[a]	5,477,860
First Data, Cl. A	290,374	[a]	4,776,652
HubSpot	35,728	[a]	2,892,182
Microsoft	208,552		17,553,822
PayPal Holdings	86,428	[a]	6,545,192
Square, Cl. A	78,955	[a]	3,096,615
Twilio, Cl. A	95,498	[a,b]	2,545,977
			49,870,298
Total Common Stocks (cost $179,758,876)			296,948,771

Limited Partnership Interests - .0%
Semiconductors & Semiconductor Equipment - .0%
Bluestream Ventures LP
(cost $829,893)	1,655[a,c,d]		33,925

Other Investment - 2.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,677,033)	6,677,034	[e]	6,677,034

Investment of Cash Collateral for Securities Loaned - 4.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $12,079,526)	12,079,526	[e]	12,079,527
Total Investments (cost $199,345,328)	103.8%		315,739,257
Liabilities, Less Cash and Receivables	(3.8%)		(11,478,667)
Net Assets	100.0%		304,260,590
LP—Limited Partnership

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At November 30, 2017, the value of the fund’s securities on loan was $21,811,665 and the value of the collateral held by the fund was $22,078,726, consisting of cash collateral of $12,079,527 and U.S. Government &
Agency securities valued at $9,999,199.
[c] The fund held Level 3 securities at November 30, 2017, these securities were valued at $33,925 or .01% of net assets.
[d] Security restricted as to public resale.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2017 (Unaudited)

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	272,467,699	-		-	272,467,699
Equity Securities—
Foreign Common
Stocks†	12,042,028	12,439,044	††	-	24,481,072
Limited Partnership
Interests†	-	-		33,925	33,925
Registered Investment
Companies	18,756,561	-		-	18,756,561

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fund’s investment in a limited partnership is valued using the “practical expedient” (as defined by the Accounting Standards Update (“ASU”) 2009-12, Investments in Certain Entities that Calculate Net Asset Value per Share), which is based upon the fund’s estimated pro-rata interest in the capital balance of the limited partnership and represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership. Limited partnerships valued using the “practical expedient” are not categorized in the fair value hierarchy.

NOTES

The fund’s investment in the limited partnership cannot be redeemed. Rather, the fund receives distributions upon the liquidation of the underlying assets of the limited partnership. The fund expects to receive final distribution from the limited partnership in December of 2017.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2017, accumulated net unrealized appreciation on investments was $116,393,929, consisting of $118,281,308 gross unrealized appreciation and $1,887,379 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 11, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 11, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)